Schedule of Unrealized Net Capital Gains and Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016
Fair value
Fixed income securities	$ 4,917,725		$ 4,872,174
Equity securities	194,533	[1]	218,078
Short-term investments	88,786		92,698
Gross unrealized Gains
Fixed income securities	379,353		363,942
Equity securities	42,758	[1]	17,214
Short-term investments			1
Gross unrealized Losses
Fixed income securities	(11,636)		(25,925)
Equity securities	(388)	[1]	(7,771)
Short-term investments	(13)		(2)
Unrealized net gains (losses)
Fixed income securities	367,717		338,017
Equity securities	42,370	[1]	9,443
Short-term investments	(13)		(1)
EMA limited partnerships	(10)	[2]	(61)
Unrealized net capital gains and losses, pre-tax	410,064		347,398
Amounts recognized for:
Insurance reserves	(222,342)	[3]	(56,350)
DAC and DSI	(9,057)	[4]	(10,522)
Amounts recognized	(231,399)		(66,872)
Deferred income taxes	(37,520)	[5]	(98,184)
Total unrealized net capital gains and losses	$ 141,145		$ 182,342

[1]	Beginning January 1, 2018, due to the adoption of the new accounting standard for the recognition and measurement of financial assets and liabilities, equity securities will be measured at fair value with changes in fair value recognized in net income. The existing unrealized net capital gains and losses, after-tax, will be reclassified to retained income through a cumulative effect adjustment. See Note 2 for additional details on the new accounting standard.
[2]	Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.
[3]	The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. This adjustment primarily relates to structured settlement annuities with life contingencies (a type of immediate annuities with life contingencies).
[4]	The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.
[5]	Unrealized net capital gains and losses were reduced by deferred income taxes at the newly enacted 21% U.S. corporate tax rate.